                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21756

                     First Trust Strategic High Income Fund
               (Exact name of registrant as specified in charter)

                        120 East Liberty Drive, Suite 400
                                Wheaton, IL 60187
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        120 East Liberty Drive, Suite 400
                                Wheaton, IL 60187
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000

                       Date of fiscal year end: October 31

                     Date of reporting period: July 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is attached herewith.

FIRST TRUST STRATEGIC HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (a)
JULY 31, 2010 (UNAUDITED)

  PRINCIPAL                                                       STATED     STATED
    VALUE                           DESCRIPTION                   COUPON    MATURITY         VALUE
-------------   -----------------------------------------------   ------   ----------   --------------
ASSET-BACKED SECURITIES - 19.9%
                Bombardier Capital Mortgage Securitization Corp.
$     313,725      Series 1999-B, Class A1B ...................    6.61%    09/15/10    $      197,667
      803,220      Series 1999-B, Class A3 ....................    7.18%    12/15/15           538,427
                Citibank Credit Card Issuance Trust
    1,600,000      Series 2006-A3, Class A3 (b) ...............    5.30%    03/15/18         1,837,773
                Citigroup/Deutsche Bank
                   Commercial Mortgage Trust
      310,000      Series 2007-CD4, Class A4 ..................    5.32%    12/11/49           310,040
                Commercial Mortgage Pass Through Certificates
      330,000      Series 2007-C9, Class A4 (c) ...............    6.01%    12/10/49           350,972
                Conseco Finance Securitizations Corp.
    2,930,583      Series 2000-6, Class M1 ....................    7.72%    09/01/31         1,001,143
                Falcon Franchise Loan Trust
    4,905,000      Series 2000-1, Class E (d) (e) .............    6.50%    04/05/16             6,376
    4,231,000      Series 2003-1, Class E (e) (f) .............    6.00%    01/05/25             5,500
                Green Tree Financial Corp.
      248,013      Series 1997-4, Class B1 ....................    7.23%    02/15/29            24,778
      891,689      Series 1998-4, Class M1 ....................    6.83%    04/01/30           408,075
    4,384,064      Series 1999-3, Class M1 ....................    6.96%    02/01/31           728,522
                Greenwich Capital Commercial Funding Corp.
      200,000      Series 2007-GG11, Class A4 .................    5.74%    12/10/49           203,144
                GSAMP Trust
      440,199      Series 2004-AR2, Class B4 (f) ..............    5.00%    08/25/34            11,418
      972,549      Series 2006-S3, Class A2 (g) ...............    5.77%    05/25/36            65,034
      852,224      Series 2006-S5, Class A1 (c) ...............    0.42%    09/25/36            24,530
                Independence III CDO, Ltd.
    5,000,000      Series 3A, Class C1 (c) (e) (f) ............    3.03%    10/03/37            24,350
                Indymac Residential Asset Backed Trust
       35,714      Series 2005-B, Class M10 (c) ...............    3.83%    08/25/35               101
                Long Beach Mortgage Loan Trust
    1,917,768      Series 2006-A, Class A2 ....................    5.55%    05/25/36           121,930
                Merit Securities Corp.
       12,513      Series 13, Class B1 (f) ....................    7.95%    12/28/33                 1
                Park Place Securities, Inc.
    1,637,166      Series 2004-WCW1, Class M8 (c) .............    3.83%    09/25/34            24,898
    1,301,976      Series 2004-WCW2, Class M10 (c) (f) ........    3.08%    10/25/34            54,330
                Stanfield Azure CLO, Ltd.
      154,040      Series 2006-1A, Class X (d) ................    5.34%    05/27/20           156,134
                Structured Asset Securities Corp.
      541,842      Series 2006-GEL1, Class A1 (c) (d) .........    0.47%    11/25/35           539,804
                Summit CBO I, Ltd.
    4,190,994      Series 1A, Class B (c) (e) (f) .............    1.70%    05/23/11            10,477
                Summit Lake CLO, Ltd.
       40,522      Series 2005-1A, Class X (d) ................    5.25%    02/24/11            40,977
                                                                                        --------------
                TOTAL ASSET-BACKED SECURITIES
                (Cost $7,391,820) .............................                              6,686,401
                                                                                        --------------

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST STRATEGIC HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JULY 31, 2010 (UNAUDITED)

  PRINCIPAL                                                       STATED     STATED
    VALUE                           DESCRIPTION                   COUPON    MATURITY         VALUE
-------------   -----------------------------------------------   ------   ----------   --------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.5%
                Bear Stearns Alt-A Trust
$     208,220      Series 2006-8, Class 2A2 (c) ...............    4.97%    08/25/46    $        2,486
                Countrywide Alternative Loan Trust
        4,384      Series 2005-56, Class M4 (c) ...............    1.25%    11/25/35                26
                Deutsche Alt-A Securities, Inc.
                   Mortgage Loan Trust
    3,691,244      Series 2007-OA4, Class M10 (c) .............    3.33%    08/25/47           208,223
                HarborView Mortgage Loan Trust
    3,746,052      Series 2005-9, Class B10 (c) ...............    2.09%    06/20/35           290,870
                                                                                        --------------
                TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                (Cost $1,677,995) .............................                                501,605
                                                                                        --------------
COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.8%
                Banc of America Commercial Mortgage, Inc.
      749,497      Series 2000-1, Class M (e) (f) .............    6.00%    11/15/31                 7
                Banc of America Large Loan, Inc.
    2,000,000      Series 2005-MIB1, Class L (c) (f) (g) ......    3.34%    03/15/22           404,966
                Bear Stearns Commercial Mortgage Securities
    1,776,400      Series 2000-WF1, Class K (e) ...............    6.50%    02/15/32           453,102
                GE Capital Commercial Mortgage Corp.
      700,000      Series 2000-1, Class G (f) .................    6.13%    01/15/33           367,628
                LB-UBS Commercial Mortgage Trust
    3,025,000      Series 2001-C7, Class Q (f) ................    5.87%    11/15/33           151,330
    1,743,995      Series 2001-C7, Class S (e) (f) ............    5.87%    11/15/33            32,392
                Morgan Stanley Capital I, Inc.
      968,400      Series 1999-WF1, Class M (f) ...............    5.91%    11/15/31           655,844
    2,787,919      Series 2003-IQ5, Class O (f) ...............    5.24%    04/15/38           200,383
                                                                                        --------------
                TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
                (Cost $2,651,789) .............................                              2,265,652
                                                                                        --------------
CORPORATE BONDS AND NOTES - 85.7%
                AEROSPACE & DEFENSE - 2.7%
      425,000   BE Aerospace, Inc. (b) ........................    8.50%    07/01/18           463,250
      425,000   Bombardier, Inc. (d) ..........................    7.75%    03/15/20           460,063
                                                                                        --------------
                                                                                               923,313
                                                                                        --------------
                AUTOMOBILES - 1.2%
      400,000   Ford Motor Co. ................................    6.50%    08/01/18           392,000
                                                                                        --------------
                BEVERAGES - 1.3%
      425,000   Constellation Brands, Inc.  ...................    7.25%    05/15/17           444,125
                                                                                        --------------
                BUILDING PRODUCTS - 1.3%
      425,000   USG Corp. (h) .................................    9.50%    01/15/18           419,688
                                                                                        --------------
                CHEMICALS - 2.1%
      305,000   Hexion U.S. Finance Corp./Hexion
                   Nova Scotia Finance ULC ....................    8.88%   02/01/18            295,469
      400,000   Westlake Chemical Corp. (b) ...................    6.63%   01/15/16            398,000
                                                                                        --------------
                                                                                               693,469
                                                                                        --------------

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST STRATEGIC HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JULY 31, 2010 (UNAUDITED)

  PRINCIPAL                                                       STATED     STATED
    VALUE                           DESCRIPTION                   COUPON    MATURITY         VALUE
-------------   -----------------------------------------------   ------   ----------   --------------
CORPORATE BONDS AND NOTES - (CONTINUED)
                COMMERCIAL SERVICES & SUPPLIES - 4.8%
$     425,000   ACCO Brands Corp. .............................   10.63%    03/15/15    $      473,875
      425,000   Deluxe Corp. (b) ..............................    7.38%    06/01/15           436,687
      400,000   Iron Mountain, Inc. (b) .......................    8.75%    07/15/18           426,000
      270,000   KAR Holdings, Inc. ............................   10.00%    05/01/15           282,150
                                                                                        --------------
                                                                                             1,618,712
                                                                                        --------------
                CONTAINERS & PACKAGING - 2.5%
       90,000   Berry Plastics Corp. (d) ......................    9.50%    05/15/18            85,050
      315,000   Cascades, Inc. ................................    7.88%    01/15/20           328,388
      400,000   Owens-Illinois, Inc. (b) ......................    7.80%    05/15/18           433,000
                                                                                        --------------
                                                                                               846,438
                                                                                        --------------
                DISTRIBUTORS - 1.4%
      500,000   C&S Group Enterprises LLC (d) .................    8.38%    05/01/17           477,500
                                                                                        --------------
                DIVERSIFIED FINANCIAL SERVICES - 1.4%
      425,000   Ford Motor Credit Corp., LLC ..................    8.00%    12/15/16           454,212
                                                                                        --------------
                DIVERSIFIED TELECOMMUNICATION SERVICES - 7.4%
      425,000   Cincinnati Bell, Inc. .........................    8.75%    03/15/18           417,563
      400,000   Citizens Communications (b) ...................    7.13%    03/15/19           408,000
      400,000   Global Crossing Ltd. (d) ......................   12.00%    09/15/15           446,000
      400,000   PAETEC Holding Corp. ..........................    9.50%    07/15/15           402,000
      400,000   Qwest Corp. (b) ...............................    6.88%    09/15/33           387,000
      425,000   Windstream Corp. (b) ..........................    7.00%    03/15/19           412,250
                                                                                        --------------
                                                                                             2,472,813
                                                                                        --------------
                ELECTRICAL EQUIPMENT - 0.7%
      245,000   Coleman Cable, Inc. ...........................    9.00%    02/15/18           246,225
                                                                                        --------------
                ENERGY EQUIPMENT & SERVICES - 3.0%
      425,000   Edgen Murray Corp. (d) ........................   12.25%    01/15/15           358,062
      275,000   Hercules Offshore LLC (d) .....................   10.50%    10/15/17           247,500
      400,000   McJunkin Red Man Corp. (d) ....................    9.50%    12/15/16           396,000
                                                                                        --------------
                                                                                             1,001,562
                                                                                        --------------
                FOOD & STAPLES RETAILING - 4.8%
      400,000   ARAMARK Corp. .................................    8.50%    02/01/15           415,500
      425,000   Couche-Tard U.S., LP/Couche-Tard
                   Finance Corp. ..............................    7.50%    12/15/13           431,375
      400,000   Rite Aid Corp. ................................    8.63%    03/01/15           336,000
      425,000   SUPERVALU, Inc. ...............................    8.00%    05/01/16           430,312
                                                                                        --------------
                                                                                             1,613,187
                                                                                        --------------
                FOOD PRODUCTS - 1.3%
      425,000   B&G Foods, Inc. ...............................    7.63%    01/15/18           440,406
                                                                                        --------------
                GAS UTILITIES - 1.6%
      495,000   Niska Gas Storage US LLC/Niska Gas
                   Storage Canada ULC (d) .....................    8.88%    03/15/18           522,225
                                                                                        --------------
                HEALTH CARE PROVIDERS & SERVICES - 1.3%
      400,000   HCA, Inc. (b) .................................    9.25%    11/15/16           433,000
                                                                                        --------------

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST STRATEGIC HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JULY 31, 2010 (UNAUDITED)

  PRINCIPAL                                                       STATED     STATED
    VALUE                           DESCRIPTION                   COUPON    MATURITY         VALUE
-------------   -----------------------------------------------   ------   ----------   --------------
CORPORATE BONDS AND NOTES - (CONTINUED)
                HOTELS, RESTAURANTS & LEISURE - 3.6%
$     400,000   AMC Entertainment, Inc. .......................    8.75%    06/01/19    $      422,000
      400,000   Harrah's Operating Co., Inc. ..................   11.25%    06/01/17           434,000
      425,000   MGM MIRAGE ....................................    5.88%    02/27/14           359,656
                                                                                        --------------
                                                                                             1,215,656
                                                                                        --------------
                HOUSEHOLD DURABLES - 2.0%
      270,000   Beazer Homes USA, Inc. ........................    9.13%    06/15/18           247,050
      425,000   Standard Pacific Corp. ........................    8.38%    05/15/18           415,438
                                                                                        --------------
                                                                                               662,488
                                                                                        --------------
                INDEPENDENT POWER PRODUCERS & ENERGY
                   TRADERS - 2.2%
      425,000   Dynegy Holdings, Inc. .........................    7.75%    06/01/19           299,625
      425,000   Edison Mission Energy .........................    7.00%    05/15/17           291,125
      225,000   Texas Competitive Electric Holdings Co., LLC,
                   Series A ...................................   10.25%    11/01/15           151,875
                                                                                        --------------
                                                                                               742,625
                                                                                        --------------
                IT SERVICES - 1.0%
      400,000   First Data Corp. ..............................    9.88%    09/24/15           324,000
                                                                                        --------------
                MACHINERY - 5.4%
      400,000   CNH America LLC (b) ...........................    7.25%    01/15/16           420,000
      400,000   Mueller Water Products, Inc. ..................    7.38%    06/01/17           366,500
      225,000   RBS Global, Inc./Rexnord LLC (d) ..............    8.50%    05/01/18           228,375
      400,000   Terex Corp. ...................................    8.00%    11/15/17           390,000
      400,000   Trimas Corp. (d) ..............................    9.75%    12/15/17           410,500
                                                                                        --------------
                                                                                             1,815,375
                                                                                        --------------
                MEDIA - 6.7%
      425,000   Cablevision Systems Corp. (d) .................    8.63%    09/15/17           458,469
      425,000   CCO Holdings LLC/CCO Holdings Capital
                   Corp. (b) (d) ..............................    8.13%    04/30/20           451,563
      425,000   Insight Communications Co., Inc. (d) ..........    9.38%    07/15/18           451,563
      425,000   Lamar Media Corp. (d) .........................    7.88%    04/15/18           440,938
      425,000   Mediacom LLC/Mediacom Capital Corp. ...........    9.13%    08/15/19           433,500
                                                                                        --------------
                                                                                             2,236,033
                                                                                        --------------
                METALS & MINING - 4.1%
      455,000   AK Steel Corp. ................................    7.63%    05/15/20           458,981
      325,000   Steel Dynamics, Inc. (b) (d) ..................    7.63%    03/15/20           334,344
      600,000   United States Steel Corp. (b) .................    7.00%    02/01/18           598,500
                                                                                        --------------
                                                                                             1,391,825
                                                                                        --------------
                MULTILINE RETAIL - 2.1%
      300,000   Maxim Crane Works LP (d) ......................   12.25%    04/15/15           282,000
      400,000   Neiman Marcus Group, Inc. .....................   10.38%    10/15/15           419,000
                                                                                        --------------
                                                                                               701,000
                                                                                        --------------
                OIL, GAS & CONSUMABLE FUELS - 7.0%
      425,000   Arch Coal, Inc. (b) (d) .......................    8.75%    08/01/16           457,937
      425,000   Chesapeake Energy Corp. (b) ...................    6.88%    11/15/20           444,656
      425,000   Crosstex Energy LP/Crosstex Energy
                   Finance Corp. ..............................    8.88%    02/15/18           446,250

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST STRATEGIC HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JULY 31, 2010 (UNAUDITED)

  PRINCIPAL                                                       STATED     STATED
    VALUE                           DESCRIPTION                   COUPON    MATURITY         VALUE
-------------   -----------------------------------------------   ------   ----------   --------------
CORPORATE BONDS AND NOTES - (CONTINUED)
                OIL, GAS & CONSUMABLE FUELS - (CONTINUED)
$     425,000   Hilcorp Energy I LP/Hilcorp Finance Co. (d) ...    8.00%    02/15/20    $      439,875
      120,000   Linn Energy LLC/Linn Energy Finance
                   Corp. (d) ..................................    8.63%    04/15/20           128,100
      425,000   Pioneer Natural Resources Co. (b) .............    6.65%    03/15/17           445,352
                                                                                        --------------
                                                                                             2,362,170
                                                                                        --------------
                PAPER & FOREST PRODUCTS - 3.1%
      215,000   Appleton Papers, Inc. (d) .....................   10.50%    06/15/15           213,925
      185,000   Georgia-Pacific LLC. ..........................    7.25%    06/01/28           185,000
      215,000   Georgia-Pacific LLC (b) .......................    7.38%    12/01/25           218,225
      400,000   Verso Paper Holdings LLC/Verso Paper, Inc. ....   11.50%    07/01/14           439,000
                                                                                        --------------
                                                                                             1,056,150
                                                                                        --------------
                ROAD & RAIL - 1.3%
      425,000   Avis Budget Car Rental LLC/Avis Budget
                   Finance, Inc. (d) ..........................    9.63%    03/15/18           445,188
                                                                                        --------------
                SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.5%
      500,000   Freescale Semiconductor, Inc. (d) .............    9.25%    04/15/18           518,750
                                                                                        --------------
                SPECIALTY RETAIL - 1.0%
       40,000   Limited Brands, Inc. ..........................    7.00%    05/01/20            41,500
      325,000   Limited Brands, Inc. (b) ......................    7.60%    07/15/37           305,500
                                                                                        --------------
                                                                                               347,000
                                                                                        --------------
                TEXTILES, APPAREL & LUXURY GOODS - 3.3%
      400,000   Easton-Bell Sports, Inc. ......................    9.75%    12/01/16           423,000
      425,000   Levi Strauss & Co. (d) ........................    7.63%    05/15/20           435,625
      250,000   Phillips-Van Heusen Corp. .....................    7.38%    05/15/20           261,875
                                                                                        --------------
                                                                                             1,120,500
                                                                                        --------------
                TRADING COMPANIES & DISTRIBUTORS - 2.6%
      425,000   RSC Equipment Rental, Inc./RSC Holdings III
                   LLC (d) ....................................   10.25%    11/15/19           436,688
      400,000   United Rentals North America, Inc. ............    9.25%    12/15/19           424,000
                                                                                        --------------
                                                                                               860,688
                                                                                        --------------
                TOTAL CORPORATE BONDS AND NOTES
                (Cost $28,351,280) ............................                             28,798,323
                                                                                        --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 12.6%
    1,938,000   FannieMae, September (i) ......................    5.50%   30 yr. TBA        2,082,443
                FannieMae-ACES
    4,817,384      Series 1998-M7, Class N, IO (c) ............    0.49%    05/25/36            66,486
    1,938,000   Government National Mortgage Association,
                   August (i) .................................    5.00%   30 yr. TBA        2,081,885
                                                                                        --------------
                TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
                SECURITIES (Cost $4,256,365) ..................                              4,230,814
                                                                                        --------------

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST STRATEGIC HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JULY 31, 2010 (UNAUDITED)

  PRINCIPAL                                                       STATED     STATED
    VALUE                           DESCRIPTION                   COUPON    MATURITY         VALUE
-------------   -----------------------------------------------   ------   ----------   --------------
SENIOR FLOATING-RATE NOTES - 0.5%
                ENERGY EQUIPMENT & SERVICES - 0.5%
$     224,423   Texas Competitive Electric Holdings Co., LLC
                   Tranche B2 (c) .............................    3.45%    10/10/14    $      174,008
                                                                                        --------------
                TOTAL SENIOR FLOATING-RATE NOTES
                (Cost $187,018) ...............................                                174,008
                                                                                        --------------
STRUCTURED NOTES - 0.0%
    3,750,000   Preferred Term Securities XXV, Ltd. (f) .......     (j)     06/22/37               375
                                                                                        --------------
                TOTAL STRUCTURED NOTES
                (Cost $0) .....................................                                    375
                                                                                        --------------

    SHARES                                   DESCRIPTION                                     VALUE
-------------   ---------------------------------------------------------------------   --------------
PREFERRED SECURITIES - 0.1%
        2,000   Soloso CDO, Ltd., Series 2005-1 (f) (j) .............................           20,000
        3,000   White Marlin CDO, Ltd., Series AI (f) (j) (k) .......................           15,000
                                                                                        --------------
                TOTAL PREFERRED SECURITIES
                (Cost $0) ...........................................................           35,000
                                                                                        --------------
                TOTAL INVESTMENTS - 127.1%
                (Cost $44,516,267) (l) ..............................................       42,692,178
                                                                                        --------------

  PRINCIPAL
    VALUE                                    DESCRIPTION                                     VALUE
-------------   ---------------------------------------------------------------------   --------------
REVERSE REPURCHASE AGREEMENTS - (21.9%)
$  (1,459,200)  With Barclays Capital Inc. 0.98% dated 07/23/10, to be repurchased
                   at $1,460,430 on 08/23/10 ........................................       (1,459,200)
     (332,000)  With Barclays Capital Inc. 1.05% dated 07/02/10, to be repurchased
                   at $332,591 on 09/01/10 ..........................................         (332,000)
     (562,055)  With Barclays Capital Inc. 1.00% dated 07/13/10, to be repurchased
                   at $563,054 on 09/15/10 ..........................................         (562,055)
   (1,172,023)  With Barclays Capital Inc. 1.05% dated 07/13/10, to be repurchased
                   at $1,174,211 on 09/15/10 ........................................       (1,172,023)
   (1,678,958)  With Barclays Capital Inc. 1.00% dated 07/14/10, to be repurchased
                   at $1,681,943 on 09/16/10 ........................................       (1,678,958)
   (2,136,402)  With Barclays Capital Inc. 1.00% dated 07/15/10, to be repurchased
                   at $2,140,378 on 09/20/10 ........................................       (2,136,401)
                                                                                        --------------
                TOTAL REVERSE REPURCHASE AGREEMENTS .................................       (7,340,637)
                                                                                        --------------
                NET OTHER ASSETS AND LIABILITIES - (5.2%) ...........................       (1,756,831)
                                                                                        --------------
                NET ASSETS - 100.0% .................................................   $   33,594,710
                                                                                        ==============

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) This security, or a portion of this security, is segregated as collateral for the reverse repurchase agreements.

(c) Floating rate security. The interest rate shown reflects the rate in effect at July 31, 2010.

(d) This security, sold within the terms of a private placement memorandum, is exempt from registration under Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund's Board of Trustees, this security has been determined to be liquid by Brookfield Investment Management Inc., the Fund's investment sub-advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST STRATEGIC HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JULY 31, 2010 (UNAUDITED)

     specific factors and assumptions, which require subjective judgment. At July 31, 2010, securities noted as such amounted to $9,869,532 or 29.4% of net assets.

(e)  Security missed its last interest payment.

(f) This security, sold within the terms of a private placement memorandum, is exempt from registration under Rule 144A under the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Note 2 - Restricted Securities in the Notes to Quarterly Portfolio of Investments).

(g)  Security is receiving less than the stated coupon.

(h) Multi-Step Coupon Bond - coupon steps up or down based upon ratings changes by Standard & Poor's Ratings Group or Moody's Investors Service, Inc.

(i)  Security purchased on a forward commitment basis.

(j)  Zero coupon investment.

(k)  The issuer is in default. Income is not being accrued.

(l) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of July 31, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,465,557 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,289,646.

ACES Alternative Credit Enhancement Securities

CBO  Collateralized Bond Obligation

CDO  Collateralized Debt Obligation

CLO  Collateralized Loan Obligation

IO   Interest Only Security

TBA To be announced; maturity date has not yet been established. Upon settlement and delivery of the mortgage pools, maturity dates will be assigned.

VALUATION INPUTS

A summary of the inputs used to value the Fund's total investments as of July 31, 2010 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                       LEVEL 2       LEVEL 3
                                                TOTAL      LEVEL 1   SIGNIFICANT   SIGNIFICANT
                                               VALUE AT     QUOTED    OBSERVABLE   UNOBSERVABLE
                                              7/31/2010     PRICES      INPUTS        INPUTS
                                             -----------   -------   -----------   ------------
Asset-Backed Securities ..................   $ 6,686,401     $--     $ 6,623,071     $63,330
Collateralized Mortgage Obligations ......       501,605      --         501,605          --
Commercial Mortgage-Backed Securities ....     2,265,652      --       2,265,652          --
Corporate Bonds and Notes ................    28,798,323      --      28,798,323          --
U.S. Government Agency Mortgage-Backed
   Securities ............................     4,230,814      --       4,230,814          --
Senior Floating-Rate Notes ...............       174,008      --         174,008          --
Structured Notes .........................           375      --             375          --
Preferred Securities .....................        35,000      --              --      35,000
                                             -----------     ---     -----------     -------
TOTAL INVESTMENTS ........................   $42,692,178     $--     $42,593,848     $98,330
                                             ===========     ===     ===========     =======

The following table presents the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.

                                             BALANCE                                    CHANGE IN                     BALANCE
                                              AS OF       TRANSFERS                   NET UNREALIZED        NET        AS OF
INVESTMENTS AT FAIR VALUE USING            OCTOBER 31,    IN (OUT)     NET REALIZED    APPRECIATION     PURCHASES    JULY 31,
SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)     2009       OF LEVEL 3   GAINS (LOSSES)  (DEPRECIATION)     (SALES)       2010
----------------------------------------   -----------   ----------   -------------   --------------   -----------   --------
Asset-Backed Securities ................    $1,648,255    $(80,952)    $  (672,864)     $  517,029     $(1,348,138)   $63,330
Corporate Notes and Bonds ..............       482,400          --        (225,000)        717,600        (975,000)        --
Structured Notes .......................        92,250          --          58,535         315,059        (465,844)        --
Preferred Securities ...................        84,500          --        (306,657)        464,157        (207,000)    35,000
                                            ----------    --------     -----------      ----------     -----------    -------
Total Investments ......................    $2,307,405    $(80,952)    $(1,145,986)     $2,013,845     $(2,995,982)   $98,330
                                            ==========    ========     ===========      ==========     ===========    =======

                 See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                     FIRST TRUST STRATEGIC HIGH INCOME FUND
                            JULY 31, 2010 (UNAUDITED)

                       VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of First Trust Strategic High Income Fund (the "Fund") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. Securities for which market quotations are readily available are valued at market value, which is currently determined using the last reported sale price on the business day as of which such value is being determined or, if no sales are reported on such day (as in the case of some securities traded over-the-counter), the last reported bid price, except that certain U.S. Government securities are valued at the mean between the last reported bid and asked prices. The Fund values mortgage-backed securities and other debt securities not traded in an organized market on the basis of valuations provided by independent pricing services approved by the Fund's Board of Trustees which use information with respect to transactions in such securities, quotations from dealers, market transactions for comparable securities, various relationships between securities and yield to maturity in determining value or by dealers who make markets in such securities. The Fund's Portfolio of Investments includes investments with a value of $42,593,848 (99.8% of total investments) as of July 31, 2010, whose values have been determined based on prices supplied by independent pricing services and investments with a value of $98,330 (0.2% of total investments), whose values have been determined based on prices supplied by dealers. A ready market does not exist for some of these investments. As such, these values may differ from the values that would have been used had a ready market for these investments existed, and the differences could be material.

Debt securities having a remaining maturity of less than sixty days when purchased are valued at cost adjusted for amortization of premiums and accretion of discounts.

In the event that market quotations are not readily available, the pricing service or dealer does not provide a valuation for a particular security, or the valuations are deemed unreliable, the Fund's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities and investments. Additionally, if events occur after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, that could materially affect NAV, First Trust may use a fair value method to value the Fund's securities and other investments. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. A variety of factors may be considered in determining the fair value of such securities including 1) the fundamental business data relating to the issuer; 2) an evaluation of the forces which influence the market in which these securities are purchased and sold; 3) type of holding; 4) financial statements of the issuer; 5) cost at date of purchase;
6) credit quality and cash flow of the issuer based on external analysis; 7) information as to any transactions in or offers for the holding; 8) price and extent of public trading in similar securities of the issuer/borrower, or comparable companies; and 9) other relevant factors. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale.

The Fund invests a significant portion of its assets in below-investment grade debt securities, including mortgage-backed securities, asset-backed securities, corporate bonds and notes and collateralized debt obligations. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Instability in the markets for fixed-income securities, particularly mortgage-backed and asset-backed securities, has resulted in increased volatility and periods of illiquidity that have adversely impacted the valuation of certain securities held by the Fund.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

     - Level 1 - Level 1 inputs are quoted prices in active markets for identical securities. An active market is a market in which transactions for the security occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

                     FIRST TRUST STRATEGIC HIGH INCOME FUND
                            JULY 31, 2010 (UNAUDITED)

     - Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

          -    Quoted prices for similar securities in active markets.

          - Quoted prices for identical or similar securities in markets that are non-active. A non-active market is a market where there are few transactions for the security, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

          - Inputs other than quoted prices that are observable for the security (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

          - Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

     - Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the security.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of July 31, 2010, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The Fund may purchase and sell securities on a "when-issued", "delayed delivery" or "forward commitment" basis, with settlement to occur at a later date. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security so purchased is subject to market fluctuations during this period. Purchasing securities on this basis involves a risk that the market value at the time of delivery may be lower than the agreed upon purchase price resulting in an unrealized loss. The Fund maintains liquid assets with a current value at least equal to the amount of the when-issued, delayed delivery or forward purchase commitments until payment is made. At July 31, 2010, the Fund had when-issued, delayed delivery or forward purchase commitments with a cost of $4,143,610 and a value of $4,164,378.

C. RESTRICTED SECURITIES:

The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of July 31, 2010, the Fund held restricted securities as shown in the following table that Brookfield Investment Management Inc. has deemed illiquid pursuant to procedures adopted by the Fund's Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation footnote (Note A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.

                                                                                                                 % OF
                                                ACQUISITION     PRINCIPAL              CARRYING                   NET
SECURITY                                            DATE      VALUE/SHARES    PRICE      COST         VALUE     ASSETS
--------                                        -----------   ------------   ------   ----------   ----------   ------
Banc of America Commercial Mortgage, Inc.
   Series 2000-1, Class M, 6.00%, 11/15/31        08/22/05     $  749,497    $ 0.00*  $       --   $        7    0.00%**
Banc of America Large Loan, Inc.
   Series 2005-MIB1, Class L, 3.34%, 03/15/22     08/26/06     $2,000,000     20.25      512,060      404,966    1.21
Falcon Franchise Loan Trust
   Series 2003-1, Class E, 6.00%, 01/05/25        08/09/05     $4,231,000      0.13           --        5,500    0.02
GE Capital Commercial Mortgage Corp.
   Series 2000-1, Class G, 6.13%, 01/15/33        06/27/07     $  700,000     52.52      458,883      367,628    1.09
GSAMP Trust
   Series 2004-AR2, Class B4, 5.00%, 08/25/34     08/17/05     $  440,199      2.59      138,561       11,418    0.03
Independence III CDO, Ltd.
   Series 3A, Class C1, 3.03%, 10/03/37           12/27/06     $5,000,000      0.49           --       24,350    0.07
LB-UBS Commercial Mortgage Trust
   Series 2001-C7, Class Q, 5.87%, 11/15/33       09/19/05     $3,025,000      5.00       50,446      151,330    0.45
   Series 2001-C7, Class S, 5.87%, 11/15/33       09/29/05     $1,743,995      1.86           --       32,392    0.10

                     FIRST TRUST STRATEGIC HIGH INCOME FUND
                            JULY 31, 2010 (UNAUDITED)

                                                                                                                    % OF
                                                   ACQUISITION     PRINCIPAL              CARRYING                   NET
SECURITY                                               DATE      VALUE/SHARES    PRICE      COST         VALUE     ASSETS
--------                                           -----------   ------------   ------   ----------   ----------   ------
Merit Securities Corp.
   Series 13, Class B1, 7.95%, 12/28/33              02/20/07     $   12,513    $ 0.01   $       --   $        1    0.00%**
Morgan Stanley Capital I, Inc.
   Series 1999-WF1, Class M, 5.91%, 11/15/31         08/03/05     $  968,400     67.72      702,361      655,844    1.95
   Series 2003-IQ5, Class O, 5.24%, 04/15/38         10/19/06     $2,787,919      7.19      200,381      200,383    0.60
Park Place Securities, Inc.
   Series 2004-WCW2, Class M10, 3.08%, 10/25/34      03/24/06     $1,301,976      4.17      682,486       54,330    0.16
Preferred Term Securities XXV, Ltd.
   Zero Coupon, 06/22/37                             03/22/07     $3,750,000      0.00*          --          375    0.00**
Soloso CDO, Ltd., Series 2005-1                      11/30/05          2,000     10.00           --       20,000    0.06
Summit CBO I, Ltd
   Series 1A, Class B, 1.70%, 05/23/11               08/03/05     $4,190,994      0.25       73,348       10,477    0.03
White Marlin CDO, Ltd., Series AI                    06/01/07          3,000      5.00           --       15,000    0.05
                                                                                         ----------   ----------    ----
                                                                                         $2,818,526   $1,954,001    5.82%
                                                                                         ==========   ==========    ====

*    Amount is less than $0.01.

**   Amount is less than 0.01%.

D. REVERSE REPURCHASE AGREEMENTS:

The Fund utilizes leverage through the use of reverse repurchase agreements. A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing under which the Fund pledges its assets as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount equal to a percentage of the market value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and will correspondingly receive back its collateral. While used as collateral, the assets continue to pay principal and interest which are for the benefit of the Fund.

Information for the nine months ended July 31, 2010:

Maximum amount outstanding during the period           $7,340,637
Average amount outstanding during the period*          $4,028,209
Average shares outstanding during the period            9,150,594
Average debt per share outstanding during the period   $     0.44

* The average amount outstanding during the period was calculated by adding the borrowings at the end of each day and dividing the sum by the number of days reverse repurchase agreements were held in the nine months ended July 31, 2010.

During the period ended July 31, 2010, interest rates ranged from 0.98% to 1.05%, with a weighted average interest rate of 0.99%, on borrowings by the Fund under reverse repurchase agreements, which had interest expense that aggregated $3,442.

E. INTEREST ONLY SECURITIES:

An interest only security ("IO Security") is the interest only portion of a mortgage-backed security ("MBS") that receives some or all of the interest portion of the underlying MBS and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO Securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These investments are identified on the Portfolio of Investments.

F. TBA SALES COMMITMENTS:

The Fund may enter into To Be Announced ("TBA") sale commitments, such as dollar roll agreements, to hedge its portfolio position or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds from TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale commitments are valued at approximately the current value of the underlying securities. The contract is "marked-to market" daily and the change in the value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the Fund entered the commitment.

                     FIRST TRUST STRATEGIC HIGH INCOME FUND
                            JULY 31, 2010 (UNAUDITED)

G. COLLATERALIZED DEBT OBLIGATIONS:

A collateralized debt obligation ("CDO") is an asset-backed security whose underlying collateral is typically a portfolio of bonds or bank loans. Where the underlying collateral is a portfolio of bonds, a CDO is referred to as a collateralized bond obligation ("CBO"). Where the underlying collateral is a portfolio of bank loans, a CDO is referred to as a collateralized loan obligation ("CLO"). Investors in CDOs bear the credit risk of the underlying collateral. Multiple tranches of securities are issued by the CDO, offering investors various maturity and credit risk characteristics. Tranches are categorized as senior, mezzanine, and subordinated/equity, according to their degree of risk. If there are defaults or the CDO's collateral otherwise underperforms, scheduled payments to senior tranches take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. CDOs, similar to other asset-backed securities, are subject to prepayment risk.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) First Trust Strategic High Income Fund


By (Signature and Title)* /s/ James A. Bowen
                          ---------------------------------------
                          James A. Bowen, Chairman of the Board,
                          President and Chief Executive Officer
                          (principal executive officer)

Date September 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ James A. Bowen
                          ---------------------------------------
                          James A. Bowen, Chairman of the Board,
                          President and Chief Executive Officer
                          (principal executive officer)

Date September 17, 2010


By (Signature and Title)* /s/ Mark R. Bradley
                          ---------------------------------------
                          Mark R. Bradley, Treasurer, Controller,
                          Chief Financial Officer and Chief
                          Accounting Officer
                          (principal financial officer)

Date September 17, 2010

* Print the name and title of each signing officer under his or her signature.